Financial Instruments and Fair Value (Details) - Schedule of assets and liabilities are considered to have carrying amounts - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
At amortized cost
Trade receivables	$ 4,582	$ 3,771
Cash and cash equivalents	58,498	15,953
Total financial assets	63,080	19,724
At fair value:
Other financial liabilities	$ 1,617	1,599
Other financial liabilities	Level 3
Derivative financial liability for Kreos drawdown fee	$ 810
Derivative financial liability for Kreos drawdown fee	Level 3
Subtotal financial liabilities at fair value	$ 2,427	1,599
At amortized cost:
Loans and borrowings	$ 12,092	13,097
Loans and borrowings	Level 2
Lease liabilities	$ 3,464	2,774
Trade payables	7,455	5,320
Subtotal financial liabilities at amortized cost	23,011	21,191
Total financial liabilities	$ 25,438	$ 22,790